Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

Commitments to extend credit	$3,340,280
Credit card lines	$14,181
Standby letters of credit	$147,190
Commercial letters of credit	$361